Disclosure of detailed information about effective income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Current income tax expense (recovery)	$ 4,477	$ 4,650
Deferred income tax expense (recovery)	(9,749)	(6,447)
Total income tax expense (recovery)	(5,272)	(1,797)
Current year [Member]
Statements Line Items
Current income tax expense (recovery)	2,559	3,779
Deferred income tax expense (recovery)	(10,745)	(4,375)
Special mining duty [Member]
Statements Line Items
Current income tax expense (recovery)	1,850	844
Deferred income tax expense (recovery)	1,315	586
Adjustments recognized in the current year in relation to prior years [Member]
Statements Line Items
Current income tax expense (recovery)	68	27
Deferred income tax expense (recovery)	$ (319)	$ (2,658)